Accrued liabilities and provisions - Additional information (Details) $ in Millions							12 Months Ended
	Apr. 26, 2021 COP ($) item	Jun. 28, 2019 USD ($)	Jun. 05, 2018 item	Mar. 16, 2018 USD ($)	May 25, 2016 USD ($)	Mar. 08, 2016 USD ($)	Dec. 31, 2021 USD ($) item	Dec. 31, 2020	Jun. 28, 2019 COP ($)	Jun. 28, 2019 USD ($)	Dec. 31, 2018 USD ($)	Mar. 16, 2018 COP ($)	Mar. 16, 2018 USD ($)	Apr. 28, 2017 COP ($)	Apr. 28, 2017 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of accrued liabilities and provisions [Line Items]
Mandatory investments, natural resources							1.00%	1.00%
Legal proceedings in process, claims made, value | $					$ 213,000,000
Number of issues of an administrative nature established							3
Number of contractor companies that provided their services during the execution of the project	4		5
Number of insurance companies as civilly responsible third party	4		5
Number of reinsurers as civilly responsible third party			2
Expansion and modernization project | $	$ 2.9
Number of former officials							8
Number of former presidents							3
Number of former financial vice-presidents							5
Alleged damages | $							$ 268,710,000				$ 12,447,618					$ 9,240,927
Refinera de Cartagena SA [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Legal proceedings in process, claims made, value | $						$ 2,000,000,000
Contingent asset claim												$ 432,303.0	$ 129,000,000
Contingent asset claim invoices provisionally paid | $		$ 137,000,000		$ 139,000,000			$ 122,000,000
Legal proceedings in process, claims made, value updated including interest									$ 503,241.0	$ 137,000,000
Contingent asset non detailed counterclaim														$ 387,558.0	$ 116,000,000
Contingent Asset Compliance Letter Of Credit | $															$ 70,000,000
Bicentenario, Cenit And Frontera Settlement Agreement [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Description of new transportation contracts							Within the signed agreement, it was established that Frontera would recognize the existence of the contracts in dispute as of December 31, 2019, transfering to Cenit its 43.03% of shares in the Oleoducto Bicentenario, the resources of the trust company assignment corresponding to the tariff disagreement, and deliver to Cenit the full line of the Oleoducto Bicentenario, in addition to allowing the company to offset a portion of its Bicentenario syndicated debt with the pending dividends to be declared and existing accounts receivable in favor of Frontera as of December 31, 2019.
Refineria de Cartagena
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-members of the Board of Directors to whom responsibility is imputed	7		9
Number of ex-workers of the Board of Directors to whom responsibility is imputed	5		5
Ecopetrol S.A.
Disclosure of accrued liabilities and provisions [Line Items]
Number of ex-workers of the Board of Directors to whom responsibility is imputed			1
Exploration and Production [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections							2.89%	2.65%
Transport and logistics [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections							3.14%	2.71%
Refining and petrochemicals [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Discount rate applied to cash flow projections							4.21%	3.67%